Biological assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Biological assets
Biological assets	$ 0	$ 30,358,304
Less: accumulated depreciation	0	(1,835,401)
Biological assets, net	$ 0	$ 28,522,903